BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2016
Formula Telecom Solutions Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$(57)
Intangible assets	2,951
Goodwill	2,906

Total assets acquired	$5,800

Comblack IT Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Non-controlling interest	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

Infinigy Solutions LLC [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Non-controlling interest	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

Roshtov Software Industries Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition (*):

Net Assets, excluding cash acquired	$15
Non-controlling interest	(14,012)
Intangible assets	22,439
Deferred tax liability	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

(*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Shavit Software 2009 Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition (*):

Net Assets, excluding cash acquired	$801
Intangible assets	4,215
Deferred tax liability	(1,053)
Goodwill	2,873

Total assets acquired net of acquired cash	$6,836

(*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

Comm IT Embedded Ltd [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisition (*):

Net Assets, excluding cash acquired	$2,174
Non-controlling interest	(1,209)
Intangible assets	2,106
Deferred tax liability	(427)
Goodwill	6,240

Total assets acquired net of acquired cash	$8,884

(*)
The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company’s management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.